Construction in progress	12 Months Ended
Jun. 30, 2012
Construction In Progress Disclosure [Abstract]
Construction in progress

Note 11 – Construction in progress

Construction in progress at June 30, 2012 and 2011 amounted to $39,379,553 and $23,204,544, respectively. Construction in progress was related to the new coking plant. No depreciation is provided for construction in progress until such time the assets are completed and placed into service.

Project	Total as of June 30, 2012	Estimate cost to complete	Estimated total cost	Estimated completion date
New coking plant	$39,379,553	$26,258,137	$65,637,690	June 2013